UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2009

[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       JUNE 30, 2009

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Portfolio of Investments                                                   14

   Notes to Portfolio of Investments                                          35

   Financial Statements                                                       37

   Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                               57

ADVISORY AGREEMENTS                                                           59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

". . . WHEN THE ECONOMY AND MARKETS
EVENTUALLY TURN, ONLY THOSE WHO ARE              [PHOTO OF CHRISTOPHER W. CLAUS]
INVESTED WILL BE IN A POSITION TO
POTENTIALLY BENEFIT . . ."

--------------------------------------------------------------------------------

JULY 2009

"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM?

  The Fund closely tracked its benchmark, the S&P 500(R) Index (the Index), for the six-month period ended June 30, 2009. The Fund produced a return of 3.11% (Member Shares) and 3.19% (Reward Shares) for the period, as compared to 3.16% for the Index. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

o WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

  For the first six months of 2009, large-capitalization stocks, as represented by the Index, returned 3.16%. For the same time period, mid-cap stocks outpaced large-cap stocks as the S&P Midcap 400 Index returned 8.47%. Small-cap stocks underperformed the Index as the Russell 2000 Index returned 2.64% during the first half of 2009. Growth stocks outperformed value stocks year-to-date, with the S&P 500/Citigroup Growth Index returning 7.52% versus -1.41% for the S&P 500/Citigroup Value Index.

o PLEASE DESCRIBE SECTOR PERFORMANCE.

  Sector performance within the Fund was mixed for the first half of 2009. Information Technology, which represents the largest sector in the Index at 18.34%, had the strongest sector performance posting a gain of 24.86%. There also was positive performance in the Consumer Discretionary sector with a gain of 8.58%. The Financials sector, which comprises 13.60% of the Index, was negative with a posted

  Refer to pages 9 and 11 for benchmark definitions.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

  return of -3.41%. At the close of business March 20, 2009, and June 19, 2009, we incorporated into the Fund's portfolio the Index's quarterly share changes. In addition, there were 15 additions and deletions to the Index for the year-to-date.

  The first quarter of 2009 began with weak market performance as year-end indicators reflected a deepening global recession, increasing unemployment, decreases in manufacturing, and continued weakness in consumer spending. The U.S. market rallied into the second quarter posting positive quarterly returns for the first time since the third quarter of 2007. Positive returns brought some relief to investors; however, the U.S. economy had considerable concerns as industry giants such as Chrysler and GM filed for bankruptcy. Financials were volatile during the quarter as many banks issued equity offerings in an effort to raise capital to meet the stress test requirements demanded by the U.S. government. U.S. Treasury Secretary Tim Geithner revealed positive results from the government-led stress test, helping push the markets up which continued as several banks later received approval to repay Troubled Asset Relief Program funds, also known as TARP funds. In early June, positive data on U.S. manufacturing, construction spending, and personal income further solidified investors' growing belief that the economy was stabilizing. However, U.S. unemployment remained a major source of concern, which rose to 9.5% for the month of June, and the economy has already lost close to 3.4 million jobs during the first half of 2009.

  Oil prices continued to climb during the quarter, closing at $69.89 per barrel on June 30, 2009.

o WHAT'S THE OUTLOOK?

  We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

  Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA S&P 500 INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)
                            MEMBER AND REWARD SHARES

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund's Member and Reward shares are listed as a Lipper Leader for Tax Efficiency among 168 funds within the Lipper S&P 500 Index Funds category for the overall period ended June 30, 2009. The Fund's Member and Reward shares received a Lipper Leader rating for Tax Efficiency amongst 168 and 149 for the three- and five-year periods, respectively, and the Fund's Member shares received a Lipper Leader rating among 92 funds for the 10-year period. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2009. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

                           [5]           [5]       [5]
                       TOTAL RETURN PRESERVATION EXPENSE

The Fund's Reward Shares are listed as a Lipper Leader for Total Return and Expense among 168 and 169 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 9,399 equity funds, for the overall period ended June 30, 2009. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 168 and 149 funds for the three- and five-year periods, respectively, a Lipper Leader rating for Preservation among 7,503 funds for the five-year period and a score of 4 among 9,399 funds for the three-year period within the Lipper S&P 500 Index Funds category. The Fund's Reward shares received a Lipper Leader rating for Expense among 169 and 150 equity funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2009. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2009.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Preservation, and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES
(Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                              6/30/09              12/31/08
--------------------------------------------------------------------------------
Net Assets                                $1,520.8 Million      $1,446.2 Million
Net Asset Value Per Share                      $13.77                $13.51

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/09
--------------------------------------------------------------------------------
12/31/08 TO 6/30/09*            1 YEAR             5 YEARS              10 YEARS
       3.11%                    -26.35%            -2.43%                -2.45%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT               0.38%       AFTER REIMBURSEMENT     0.25%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE MEMBER SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.25%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      USAA S&P 500 INDEX FUND-
                             S&P 500 INDEX                  MEMBER SHARES
                             -------------            ------------------------
 6/30/1999                     $10,000.00                    $10,000.00
 7/31/1999                       9,687.75                      9,687.94
 8/31/1999                       9,639.83                      9,636.70
 9/30/1999                       9,375.56                      9,380.58
10/31/1999                       9,968.85                      9,960.15
11/30/1999                      10,171.50                     10,161.13
12/31/1999                      10,770.56                     10,755.40
 1/31/2000                      10,229.42                     10,215.75
 2/29/2000                      10,035.78                     10,023.35
 3/31/2000                      11,017.58                     10,995.01
 4/30/2000                      10,686.10                     10,665.53
 5/31/2000                      10,466.85                     10,439.61
 6/30/2000                      10,724.89                     10,693.76
 7/31/2000                      10,557.22                     10,528.66
 8/31/2000                      11,212.97                     11,179.63
 9/30/2000                      10,621.00                     10,590.18
10/31/2000                      10,576.10                     10,542.88
11/30/2000                       9,742.29                      9,710.42
12/31/2000                       9,789.97                      9,758.43
 1/31/2001                      10,137.31                     10,101.51
 2/28/2001                       9,212.97                      9,180.08
 3/31/2001                       8,629.32                      8,596.49
 4/30/2001                       9,299.91                      9,260.02
 5/31/2001                       9,362.22                      9,319.00
 6/30/2001                       9,134.36                      9,088.27
 7/31/2001                       9,044.44                      8,999.55
 8/31/2001                       8,478.24                      8,437.70
 9/30/2001                       7,793.60                      7,756.00
10/31/2001                       7,942.22                      7,904.39
11/30/2001                       8,551.44                      8,507.86
12/31/2001                       8,626.35                      8,578.61
 1/31/2002                       8,500.47                      8,454.36
 2/28/2002                       8,336.53                      8,290.34
 3/31/2002                       8,650.06                      8,598.68
 4/30/2002                       8,125.63                      8,075.29
 5/31/2002                       8,065.76                      8,015.47
 6/30/2002                       7,491.24                      7,441.62
 7/31/2002                       6,907.27                      6,866.49
 8/31/2002                       6,952.62                      6,906.50
 9/30/2002                       6,197.01                      6,154.94
10/31/2002                       6,742.45                      6,697.58
11/30/2002                       7,139.30                      7,089.48
12/31/2002                       6,719.88                      6,675.11
 1/31/2003                       6,543.85                      6,493.48
 2/28/2003                       6,445.66                      6,397.62
 3/31/2003                       6,508.24                      6,453.01
 4/30/2003                       7,044.33                      6,984.85
 5/31/2003                       7,415.48                      7,349.54
 6/30/2003                       7,510.07                      7,437.92
 7/31/2003                       7,642.49                      7,570.01
 8/31/2003                       7,791.53                      7,712.27
 9/30/2003                       7,708.79                      7,625.86
10/31/2003                       8,144.87                      8,059.44
11/30/2003                       8,216.54                      8,125.75
12/31/2003                       8,647.45                      8,547.68
 1/31/2004                       8,806.18                      8,701.23
 2/29/2004                       8,928.58                      8,818.96
 3/31/2004                       8,793.88                      8,685.52
 4/30/2004                       8,655.83                      8,546.92
 5/31/2004                       8,774.61                      8,659.85
 6/30/2004                       8,945.23                      8,825.83
 7/31/2004                       8,649.17                      8,532.33
 8/31/2004                       8,684.16                      8,563.22
 9/30/2004                       8,778.21                      8,652.49
10/31/2004                       8,912.32                      8,786.88
11/30/2004                       9,272.93                      9,138.35
12/31/2004                       9,588.47                      9,445.79
 1/31/2005                       9,354.75                      9,216.80
 2/28/2005                       9,551.62                      9,409.36
 3/31/2005                       9,382.48                      9,241.72
 4/30/2005                       9,204.53                      9,064.09
 5/31/2005                       9,497.41                      9,351.43
 6/30/2005                       9,510.89                      9,363.38
 7/31/2005                       9,864.58                      9,709.59
 8/31/2005                       9,774.58                      9,620.42
 9/30/2005                       9,853.74                      9,696.87
10/31/2005                       9,689.47                      9,533.59
11/30/2005                      10,055.95                      9,891.75
12/31/2005                      10,059.45                      9,896.15
 1/31/2006                      10,325.80                     10,155.46
 2/28/2006                      10,353.82                     10,181.92
 3/31/2006                      10,482.70                     10,307.77
 4/30/2006                      10,623.46                     10,440.60
 5/31/2006                      10,317.70                     10,143.06
 6/30/2006                      10,331.69                     10,154.69
 7/31/2006                      10,395.42                     10,213.39
 8/31/2006                      10,642.76                     10,453.52
 9/30/2006                      10,917.03                     10,722.06
10/31/2006                      11,272.77                     11,070.36
11/30/2006                      11,487.13                     11,279.33
12/31/2006                      11,648.27                     11,433.52
 1/31/2007                      11,824.43                     11,605.78
 2/28/2007                      11,593.16                     11,379.69
 3/31/2007                      11,722.83                     11,504.51
 4/30/2007                      12,242.09                     12,012.70
 5/31/2007                      12,669.28                     12,428.98
 6/30/2007                      12,458.80                     12,223.52
 7/31/2007                      12,072.52                     11,843.57
 8/31/2007                      12,253.49                     12,017.26
 9/30/2007                      12,711.75                     12,466.83
10/31/2007                      12,913.95                     12,663.07
11/30/2007                      12,374.07                     12,128.86
12/31/2007                      12,288.22                     12,041.93
 1/31/2008                      11,551.15                     11,318.76
 2/29/2008                      11,175.91                     10,951.70
 3/31/2008                      11,127.65                     10,898.46
 4/30/2008                      11,669.60                     11,432.38
 5/31/2008                      11,820.75                     11,575.49
 6/30/2008                      10,824.22                     10,598.53
 7/31/2008                      10,733.23                     10,510.02
 8/31/2008                      10,888.48                     10,659.37
 9/30/2008                       9,918.24                      9,704.43
10/31/2008                       8,252.49                      8,074.97
11/30/2008                       7,660.34                      7,491.04
12/31/2008                       7,741.84                      7,570.50
 1/31/2009                       7,089.31                      6,931.69
 2/28/2009                       6,334.46                      6,192.01
 3/31/2009                       6,889.33                      6,734.67
 4/30/2009                       7,548.70                      7,377.68
 5/31/2009                       7,970.92                      7,789.43
 6/30/2009                       7,986.74                      7,806.07

                                   [END CHART]

      Data from 6/30/99 to 6/30/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES
(Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                               6/30/09               12/31/08
--------------------------------------------------------------------------------
Net Assets                                 $747.9 Million         $697.8 Million
Net Asset Value Per Share                      $13.77                 $13.51

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/09
--------------------------------------------------------------------------------
12/31/08 TO 6/30/09*         1 YEAR          5 YEARS     SINCE INCEPTION 5/01/02
        3.19%                -26.27%         -2.32%               -0.47%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT               0.22%       AFTER REIMBURSEMENT     0.09%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE REWARD SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.09%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      USAA S&P 500 INDEX FUND-
                             S&P 500 INDEX                  REWARD SHARES
                             -------------            ------------------------
 4/30/2002                     $10,000.00                    $10,000.00
 5/31/2002                       9,926.33                      9,834.86
 6/30/2002                       9,219.27                      9,132.62
 7/31/2002                       8,500.59                      8,426.81
 8/31/2002                       8,556.40                      8,482.04
 9/30/2002                       7,626.50                      7,559.41
10/31/2002                       8,297.76                      8,225.87
11/30/2002                       8,786.15                      8,707.21
12/31/2002                       8,269.98                      8,200.15
 1/31/2003                       8,053.34                      7,977.01
 2/28/2003                       7,932.51                      7,859.25
 3/31/2003                       8,009.53                      7,935.34
 4/30/2003                       8,669.28                      8,582.61
 5/31/2003                       9,126.04                      9,030.72
 6/30/2003                       9,242.45                      9,144.24
 7/31/2003                       9,405.41                      9,306.64
 8/31/2003                       9,588.84                      9,481.53
 9/30/2003                       9,487.01                      9,379.66
10/31/2003                      10,023.69                      9,912.95
11/30/2003                      10,111.88                      9,994.52
12/31/2003                      10,642.20                     10,518.03
 1/31/2004                      10,837.53                     10,706.98
 2/29/2004                      10,988.17                     10,858.13
 3/31/2004                      10,822.40                     10,692.00
 4/30/2004                      10,652.50                     10,521.38
 5/31/2004                      10,798.69                     10,660.40
 6/30/2004                      11,008.67                     10,871.11
 7/31/2004                      10,644.31                     10,509.59
 8/31/2004                      10,687.37                     10,547.64
 9/30/2004                      10,803.12                     10,661.87
10/31/2004                      10,968.16                     10,821.09
11/30/2004                      11,411.95                     11,260.56
12/31/2004                      11,800.28                     11,640.03
 1/31/2005                      11,512.65                     11,357.84
 2/28/2005                      11,754.93                     11,595.13
 3/31/2005                      11,546.77                     11,389.20
 4/30/2005                      11,327.77                     11,176.74
 5/31/2005                      11,688.21                     11,530.84
 6/30/2005                      11,704.80                     11,541.98
 7/31/2005                      12,140.09                     11,975.21
 8/31/2005                      12,029.32                     11,865.29
 9/30/2005                      12,126.75                     11,956.26
10/31/2005                      11,924.59                     11,754.93
11/30/2005                      12,375.60                     12,203.05
12/31/2005                      12,379.91                     12,205.16
 1/31/2006                      12,707.70                     12,524.98
 2/28/2006                      12,742.18                     12,557.61
 3/31/2006                      12,900.79                     12,715.75
 4/30/2006                      13,074.02                     12,886.17
 5/31/2006                      12,697.73                     12,512.56
 6/30/2006                      12,714.94                     12,530.42
 7/31/2006                      12,793.38                     12,609.44
 8/31/2006                      13,097.77                     12,905.74
 9/30/2006                      13,435.30                     13,240.27
10/31/2006                      13,873.10                     13,670.15
11/30/2006                      14,136.91                     13,928.08
12/31/2006                      14,335.22                     14,122.06
 1/31/2007                      14,552.02                     14,334.72
 2/28/2007                      14,267.40                     14,055.60
 3/31/2007                      14,426.98                     14,206.41
 4/30/2007                      15,066.03                     14,840.62
 5/31/2007                      15,591.76                     15,354.67
 6/30/2007                      15,332.73                     15,097.99
 7/31/2007                      14,857.34                     14,628.69
 8/31/2007                      15,080.05                     14,849.93
 9/30/2007                      15,644.02                     15,401.95
10/31/2007                      15,892.87                     15,644.40
11/30/2007                      15,228.45                     14,991.15
12/31/2007                      15,122.79                     14,887.77
 1/31/2008                      14,215.71                     13,994.09
 2/29/2008                      13,753.90                     13,533.72
 3/31/2008                      13,694.51                     13,477.98
 4/30/2008                      14,361.48                     14,131.13
 5/31/2008                      14,547.50                     14,314.83
 6/30/2008                      13,321.09                     13,112.08
 7/31/2008                      13,209.11                     12,995.80
 8/31/2008                      13,400.17                     13,187.32
 9/30/2008                      12,206.12                     12,011.53
10/31/2008                      10,156.13                      9,988.97
11/30/2008                       9,427.38                      9,273.51
12/31/2008                       9,527.69                      9,369.04
 1/31/2009                       8,724.63                      8,585.40
 2/28/2009                       7,795.65                      7,669.99
 3/31/2009                       8,478.52                      8,337.74
 4/30/2009                       9,289.99                      9,140.79
 5/31/2009                       9,809.61                      9,650.55
 6/30/2009                       9,829.07                      9,667.85

                                   [END CHART]

     *Data from 4/30/02 to 6/30/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month, April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/09
                                (% of Net Assets)

     Exxon Mobil Corp. ...............................................  4.2%
     Microsoft Corp. .................................................  2.2%
     Johnson & Johnson ...............................................  1.9%
     Procter & Gamble Co. ............................................  1.8%
     AT&T, Inc. ......................................................  1.8%
     International Business Machines Corp. ...........................  1.7%
     JPMorgan Chase & Co. ............................................  1.6%
     Chevron Corp. ...................................................  1.6%
     Apple, Inc. .....................................................  1.5%
     General Electric Co. ............................................  1.5%

You will find a complete list of securities that the Fund owns on pages 14-34.

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

                       o SECTOR ALLOCATION* -- 6/30/2009 o

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                     18.1%
Health Care                                                                13.7%
Financials                                                                 13.3%
Energy                                                                     12.2%
Consumer Staples                                                           11.7%
Industrials                                                                 9.7%
Consumer Discretionary                                                      8.8%
Utilities                                                                   4.0%
Telecommunication Services                                                  3.5%
Materials                                                                   3.2%

                                   [END CHART]

*Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.2%)

            CONSUMER DISCRETIONARY (8.8%)
            -----------------------------
            ADVERTISING (0.2%)
   125,600  Interpublic Group of Companies, Inc.*                                        $      635
    85,600  Omnicom Group, Inc.                                                               2,703
                                                                                         ----------
                                                                                              3,338
                                                                                         ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    89,900  Coach, Inc.                                                                       2,416
    16,700  Polo Ralph Lauren Corp.                                                             894
    23,300  VF Corp.                                                                          1,290
                                                                                         ----------
                                                                                              4,600
                                                                                         ----------
            APPAREL RETAIL (0.3%)
    25,900  Abercrombie & Fitch Co. "A"                                                         658
   125,700  Gap, Inc.                                                                         2,061
    76,800  Limited Brands, Inc.                                                                919
   112,900  TJX Companies, Inc.                                                               3,552
                                                                                         ----------
                                                                                              7,190
                                                                                         ----------
            AUTO PARTS & EQUIPMENT (0.2%)
   164,600  Johnson Controls, Inc.                                                            3,575
                                                                                         ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
   885,941  Ford Motor Co.*                                                                   5,378
                                                                                         ----------
            AUTOMOTIVE RETAIL (0.2%)
    32,863  AutoNation, Inc.*                                                                   570
    10,500  AutoZone, Inc.*                                                                   1,587
    37,100  O'Reilly Automotive, Inc.*                                                        1,413
                                                                                         ----------
                                                                                              3,570
                                                                                         ----------
            BROADCASTING (0.1%)
   180,500  CBS Corp. "B"                                                                     1,249
                                                                                         ----------
            CABLE & SATELLITE (0.8%)
   802,241  Comcast Corp. "A"                                                                11,624
   148,600  DIRECTV Group, Inc.*                                                              3,672
    22,600  Scripps Networks Interactive "A"                                                    629
    96,871  Time Warner Cable, Inc.                                                           3,068
                                                                                         ----------
                                                                                             18,993
                                                                                         ----------

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.1%)
    82,696  International Game Technology                                                $    1,315
    17,803  Wynn Resorts Ltd.*                                                                  628
                                                                                         ----------
                                                                                              1,943
                                                                                         ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    93,250  Best Buy Co., Inc.                                                                3,123
    44,000  GameStop Corp. "A"*                                                                 968
    37,500  RadioShack Corp.                                                                    524
                                                                                         ----------
                                                                                              4,615
                                                                                         ----------
            CONSUMER ELECTRONICS (0.0%)
    15,800  Harman International Industries, Inc.                                               297
                                                                                         ----------
            DEPARTMENT STORES (0.4%)
    62,900  J.C. Penney Co., Inc.                                                             1,806
    83,200  Kohl's Corp.*                                                                     3,557
   119,502  Macy's, Inc.                                                                      1,405
    45,300  Nordstrom, Inc.(g)                                                                  901
    15,285  Sears Holdings Corp.(g)*                                                          1,017
                                                                                         ----------
                                                                                              8,686
                                                                                         ----------
            DISTRIBUTORS (0.1%)
    43,400  Genuine Parts Co.                                                                 1,456
                                                                                         ----------
            EDUCATION SERVICES (0.1%)
    30,600  Apollo Group, Inc. "A"*                                                           2,176
    16,900  DeVry, Inc.                                                                         846
                                                                                         ----------
                                                                                              3,022
                                                                                         ----------
            FOOTWEAR (0.3%)
   108,700  NIKE, Inc. "B"                                                                    5,628
                                                                                         ----------
            GENERAL MERCHANDISE STORES (0.4%)
    23,800  Big Lots, Inc.*                                                                     501
    38,000  Family Dollar Stores, Inc.                                                        1,075
   207,000  Target Corp.                                                                      8,170
                                                                                         ----------
                                                                                              9,746
                                                                                         ----------
            HOME FURNISHINGS (0.0%)
    44,300  Leggett & Platt, Inc.                                                               675
                                                                                         ----------
            HOME IMPROVEMENT RETAIL (0.9%)
   466,256  Home Depot, Inc.                                                                 11,018
   412,400  Lowe's Companies, Inc.                                                            8,005
    26,500  Sherwin-Williams Co.                                                              1,424
                                                                                         ----------
                                                                                             20,447
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HOMEBUILDING (0.1%)
    36,500  Centex Corp.                                                                 $      309
    75,700  D.R. Horton, Inc.                                                                   708
    21,900  KB Home                                                                             300
    39,900  Lennar Corp. "A"                                                                    387
    60,500  Pulte Homes, Inc.                                                                   534
                                                                                         ----------
                                                                                              2,238
                                                                                         ----------
            HOMEFURNISHING RETAIL (0.1%)
    73,500  Bed Bath & Beyond, Inc.*                                                          2,260
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   122,900  Carnival Corp.                                                                    3,167
    80,596  Marriott International, Inc. "A"                                                  1,778
    50,800  Starwood Hotels & Resorts Worldwide, Inc.                                         1,128
    47,262  Wyndham Worldwide Corp.                                                             573
                                                                                         ----------
                                                                                              6,646
                                                                                         ----------
            HOUSEHOLD APPLIANCES (0.1%)
    16,300  Black & Decker Corp.                                                                467
    14,000  Snap-On, Inc.                                                                       402
    20,500  Stanley Works                                                                       694
    20,193  Whirlpool Corp.                                                                     860
                                                                                         ----------
                                                                                              2,423
                                                                                         ----------
            HOUSEWARES & SPECIALTIES (0.1%)
    40,100  Fortune Brands, Inc.                                                              1,393
    73,100  Newell Rubbermaid, Inc.                                                             761
                                                                                         ----------
                                                                                              2,154
                                                                                         ----------
            INTERNET RETAIL (0.4%)
    88,798  Amazon.com, Inc.*                                                                 7,429
    56,053  Expedia, Inc.*                                                                      847
                                                                                         ----------
                                                                                              8,276
                                                                                         ----------
            LEISURE PRODUCTS (0.1%)
    33,800  Hasbro, Inc.                                                                        819
    99,300  Mattel, Inc.                                                                      1,594
                                                                                         ----------
                                                                                              2,413
                                                                                         ----------
            MOTORCYCLE MANUFACTURERS (0.0%)
    64,900  Harley-Davidson, Inc.(g)                                                          1,052
                                                                                         ----------
            MOVIES & ENTERTAINMENT (1.3%)
   643,400  News Corp. "A"                                                                    5,861
   328,800  Time Warner, Inc.                                                                 8,283

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   171,000  Viacom, Inc. "B"*                                                            $    3,882
   511,321  Walt Disney Co.                                                                  11,929
                                                                                         ----------
                                                                                             29,955
                                                                                         ----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    75,400  Eastman Kodak Co.                                                                   223
                                                                                         ----------
            PUBLISHING (0.2%)
    61,200  Gannett Co., Inc.                                                                   218
    88,000  McGraw-Hill Companies, Inc.                                                       2,650
    10,000  Meredith Corp.                                                                      256
    35,200  New York Times Co. "A"(g)                                                           194
     1,500  Washington Post Co. "B"                                                             528
                                                                                         ----------
                                                                                              3,846
                                                                                         ----------
            RESTAURANTS (1.1%)
    36,250  Darden Restaurants, Inc.                                                          1,195
   305,600  McDonald's Corp.                                                                 17,569
   207,400  Starbucks Corp.*                                                                  2,881
   128,100  Yum! Brands, Inc.                                                                 4,271
                                                                                         ----------
                                                                                             25,916
                                                                                         ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    90,300  H&R Block, Inc.                                                                   1,556
                                                                                         ----------
            SPECIALTY STORES (0.2%)
    71,700  Office Depot, Inc.*                                                                 327
   196,200  Staples, Inc.                                                                     3,957
    33,600  Tiffany & Co.                                                                       852
                                                                                         ----------
                                                                                              5,136
                                                                                         ----------
            TIRES & RUBBER (0.0%)
    64,800  Goodyear Tire & Rubber Co.*                                                         730
                                                                                         ----------
            Total Consumer Discretionary                                                    199,232
                                                                                         ----------
            CONSUMER STAPLES (11.7%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
   174,880  Archer-Daniels-Midland Co.                                                        4,683
                                                                                         ----------
            BREWERS (0.1%)
    42,300  Molson Coors Brewing Co. "B"                                                      1,791
                                                                                         ----------
            DISTILLERS & VINTNERS (0.1%)
    27,025  Brown-Forman Corp. "B"                                                            1,162
    56,500  Constellation Brands, Inc. "A"*                                                     716
                                                                                         ----------
                                                                                              1,878
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            DRUG RETAIL (0.9%)
   401,085  CVS Caremark Corp.                                                           $   12,783
   272,500  Walgreen Co.                                                                      8,011
                                                                                         ----------
                                                                                             20,794
                                                                                         ----------
            FOOD DISTRIBUTORS (0.2%)
   165,800  Sysco Corp.                                                                       3,727
                                                                                         ----------
            FOOD RETAIL (0.3%)
   179,900  Kroger Co.                                                                        3,967
   121,200  Safeway, Inc.                                                                     2,469
    55,425  SUPERVALU, Inc.                                                                     718
    38,700  Whole Foods Market, Inc.(g)                                                         734
                                                                                         ----------
                                                                                              7,888
                                                                                         ----------
            HOUSEHOLD PRODUCTS (2.6%)
    39,900  Clorox Co.                                                                        2,228
   139,700  Colgate-Palmolive Co.                                                             9,882
   113,800  Kimberly-Clark Corp.                                                              5,967
   807,677  Procter & Gamble Co.                                                             41,272
                                                                                         ----------
                                                                                             59,349
                                                                                         ----------
            HYPERMARKETS & SUPER CENTERS (1.5%)
   120,100  Costco Wholesale Corp.                                                            5,489
   616,400  Wal-Mart Stores, Inc.(f)                                                         29,858
                                                                                         ----------
                                                                                             35,347
                                                                                         ----------
            PACKAGED FOODS & MEAT (1.5%)
    56,400  Campbell Soup Co.                                                                 1,659
   127,400  ConAgra Foods, Inc.                                                               2,428
    48,600  Dean Foods Co.*                                                                     932
    92,800  General Mills, Inc.                                                               5,199
    88,600  H.J. Heinz Co.                                                                    3,163
    44,800  Hershey Co.                                                                       1,613
    19,200  Hormel Foods Corp.                                                                  663
    33,926  J.M. Smucker Co.                                                                  1,651
    68,000  Kellogg Co.                                                                       3,167
   406,949  Kraft Foods, Inc. "A"                                                            10,312
    33,300  McCormick & Co., Inc.                                                             1,083
   196,900  Sara Lee Corp.                                                                    1,922
    79,200  Tyson Foods, Inc. "A"                                                               999
                                                                                         ----------
                                                                                             34,791
                                                                                         ----------
            PERSONAL PRODUCTS (0.2%)
   119,600  Avon Products, Inc.                                                               3,083
    31,300  Estee Lauder Companies, Inc. "A"                                                  1,023
                                                                                         ----------
                                                                                              4,106
                                                                                         ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SOFT DRINKS (2.4%)
   549,700  Coca-Cola Co.                                                                $   26,380
    84,000  Coca-Cola Enterprises, Inc.                                                       1,399
    68,900  Dr Pepper Snapple Group, Inc.*                                                    1,460
    36,200  Pepsi Bottling Group, Inc.                                                        1,225
   432,900  PepsiCo, Inc.                                                                    23,792
                                                                                         ----------
                                                                                             54,256
                                                                                         ----------
            TOBACCO (1.7%)
   575,800  Altria Group, Inc.                                                                9,437
    46,225  Lorillard, Inc.                                                                   3,133
   545,900  Philip Morris International, Inc.                                                23,812
    45,600  Reynolds American, Inc.                                                           1,761
                                                                                         ----------
                                                                                             38,143
                                                                                         ----------
            Total Consumer Staples                                                          266,753
                                                                                         ----------
            ENERGY (12.2%)
            --------------
            COAL & CONSUMABLE FUELS (0.2%)
    50,300  CONSOL Energy, Inc.                                                               1,708
    25,300  Massey Energy Co.                                                                   494
    74,700  Peabody Energy Corp.                                                              2,253
                                                                                         ----------
                                                                                              4,455
                                                                                         ----------
            INTEGRATED OIL & GAS (7.7%)
   554,017  Chevron Corp.                                                                    36,704
   408,808  ConocoPhillips                                                                   17,194
 1,351,600  Exxon Mobil Corp.(f)                                                             94,490
    77,500  Hess Corp.                                                                        4,166
   197,740  Marathon Oil Corp.                                                                5,958
    51,300  Murphy Oil Corp.                                                                  2,787
   223,400  Occidental Petroleum Corp.                                                       14,702
                                                                                         ----------
                                                                                            176,001
                                                                                         ----------
            OIL & GAS DRILLING (0.2%)
    19,100  Diamond Offshore Drilling, Inc.                                                   1,586
    38,600  ENSCO International, Inc.                                                         1,346
    81,700  Nabors Industries Ltd.*                                                           1,273
    33,700  Rowan Companies, Inc.                                                               651
                                                                                         ----------
                                                                                              4,856
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
    85,000  Baker Hughes, Inc.                                                                3,097
    85,000  BJ Services Co.                                                                   1,159
    59,700  Cameron International Corp.*                                                      1,689
    34,500  FMC Technologies, Inc.*                                                           1,297

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   246,670  Halliburton Co.                                                              $    5,106
   115,300  National Oilwell Varco, Inc.*                                                     3,766
   330,100  Schlumberger Ltd.                                                                17,862
    60,400  Smith International, Inc.                                                         1,555
                                                                                         ----------
                                                                                             35,531
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   139,800  Anadarko Petroleum Corp.                                                          6,346
    92,800  Apache Corp.                                                                      6,695
    26,900  Cabot Oil & Gas Corp.                                                               824
   158,600  Chesapeake Energy Corp.                                                           3,145
    68,300  Denbury Resources, Inc.*                                                          1,006
   123,500  Devon Energy Corp.                                                                6,731
    70,200  EOG Resources, Inc.                                                               4,768
    49,100  Noble Energy, Inc.                                                                2,895
    34,200  Pioneer Natural Resources Co.                                                       872
    43,244  Range Resources Corp.                                                             1,791
    96,700  Southwestern Energy Co.*                                                          3,757
   162,407  XTO Energy, Inc.                                                                  6,194
                                                                                         ----------
                                                                                             45,024
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    34,400  Sunoco, Inc.                                                                        798
    41,000  Tesoro Corp.                                                                        522
   156,873  Valero Energy Corp.                                                               2,650
                                                                                         ----------
                                                                                              3,970
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   186,900  El Paso Corp.                                                                     1,725
   174,640  Spectra Energy Corp.                                                              2,955
   155,744  Williams Companies, Inc.                                                          2,431
                                                                                         ----------
                                                                                              7,111
                                                                                         ----------
            Total Energy                                                                    276,948
                                                                                         ----------
            FINANCIALS (13.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    70,060  Ameriprise Financial, Inc.                                                        1,700
   332,549  Bank of New York Mellon Co., Inc.                                                 9,747
    22,400  Federated Investors, Inc. "B"                                                       540
    42,600  Franklin Resources, Inc.                                                          3,068
   110,936  Invesco Ltd.                                                                      1,977
    40,100  Janus Capital Group, Inc.                                                           457
    41,600  Legg Mason, Inc.                                                                  1,014
    65,600  Northern Trust Corp.(c)                                                           3,521

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   135,900  State Street Corp.                                                           $    6,415
    72,700  T. Rowe Price Group, Inc.                                                         3,029
                                                                                         ----------
                                                                                             31,468
                                                                                         ----------
            CONSUMER FINANCE (0.6%)
   327,000  American Express Co.                                                              7,599
   123,129  Capital One Financial Corp.                                                       2,694
   128,200  Discover Financial Services                                                       1,317
   133,300  SLM Corp.*                                                                        1,369
                                                                                         ----------
                                                                                             12,979
                                                                                         ----------
            DIVERSIFIED BANKS (1.8%)
    43,300  Comerica, Inc.                                                                      916
   522,600  U.S. Bancorp                                                                      9,365
 1,287,731  Wells Fargo & Co.                                                                31,240
                                                                                         ----------
                                                                                             41,521
                                                                                         ----------
            INSURANCE BROKERS (0.3%)
    76,100  Aon Corp.                                                                         2,882
   143,200  Marsh & McLennan Companies, Inc.                                                  2,883
                                                                                         ----------
                                                                                              5,765
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (1.6%)
   263,547  Charles Schwab Corp.                                                              4,623
   131,600  E*TRADE Financial Corp.(g)*                                                         168
   139,100  Goldman Sachs Group, Inc.                                                        20,509
   372,800  Morgan Stanley                                                                   10,629
                                                                                         ----------
                                                                                             35,929
                                                                                         ----------
            LIFE & HEALTH INSURANCE (0.9%)
   131,100  AFLAC, Inc.                                                                       4,076
    72,471  Lincoln National Corp.                                                            1,247
   226,700  MetLife, Inc.                                                                     6,803
    85,300  Principal Financial Group, Inc.                                                   1,607
   127,800  Prudential Financial, Inc.                                                        4,757
    23,600  Torchmark Corp.                                                                     874
    90,400  Unum Group                                                                        1,434
                                                                                         ----------
                                                                                             20,798
                                                                                         ----------
            MULTI-LINE INSURANCE (0.3%)
   756,649  American International Group, Inc.(g)                                               878
    30,300  Assurant, Inc.                                                                      730
   127,800  Genworth Financial, Inc. "A"                                                        893
    93,100  Hartford Financial Services Group, Inc.                                           1,105
    96,872  Loews Corp.                                                                       2,654
                                                                                         ----------
                                                                                              6,260
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MULTI-SECTOR HOLDINGS (0.0%)
    50,400  Leucadia National Corp.*                                                     $    1,063
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
 2,237,408  Bank of America Corp.(f)                                                         29,534
 1,519,200  Citigroup, Inc.(f),(g)                                                            4,512
 1,078,589  JPMorgan Chase & Co.                                                             36,791
                                                                                         ----------
                                                                                             70,837
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
   149,200  Allstate Corp.                                                                    3,640
    98,800  Chubb Corp.                                                                       3,940
    41,979  Cincinnati Financial Corp.                                                          938
    52,200  MBIA, Inc.*                                                                         226
   184,100  Progressive Corp.*                                                                2,782
   163,207  Travelers Companies, Inc.                                                         6,698
    91,600  XL Capital Ltd. "A"                                                               1,050
                                                                                         ----------
                                                                                             19,274
                                                                                         ----------
            REAL ESTATE SERVICES (0.0%)
    62,200  CB Richard Ellis Group, Inc. "A"*                                                   582
                                                                                         ----------
            REGIONAL BANKS (0.8%)
   176,700  BB&T Corp.(g)                                                                     3,884
   207,800  Fifth Third Bancorp                                                               1,475
    59,047  First Horizon National Corp.*                                                       708
   189,584  First Horizon National Corp. - Fractional Shares*                                     -
   157,700  Huntington Bancshares, Inc.                                                         659
   202,400  KeyCorp                                                                           1,061
    22,700  M&T Bank Corp.(g)                                                                 1,156
    96,799  Marshall & Ilsley Corp.                                                             465
   126,152  PNC Financial Services Group, Inc.                                                4,896
   327,983  Regions Financial Corp.                                                           1,325
   131,200  SunTrust Banks, Inc.                                                              2,158
    34,400  Zions Bancorp                                                                       398
                                                                                         ----------
                                                                                             18,185
                                                                                         ----------
            REITs - DIVERSIFIED (0.1%)
    45,373  Vornado Realty Trust                                                              2,043
                                                                                         ----------
            REITs - INDUSTRIAL (0.0%)
   126,500  ProLogis                                                                          1,020
                                                                                         ----------
            REITs - OFFICE (0.1%)
    37,400  Boston Properties, Inc.                                                           1,784
                                                                                         ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            REITs - RESIDENTIAL (0.1%)
    34,660  Apartment Investment & Management Co. "A"                                    $      307
    22,979  AvalonBay Communities, Inc.                                                       1,285
    72,900  Equity Residential Properties Trust                                               1,621
                                                                                         ----------
                                                                                              3,213
                                                                                         ----------
            REITs - RETAIL (0.2%)
    93,900  Kimco Realty Corp.                                                                  944
    78,281  Simon Property Group, Inc.                                                        4,026
                                                                                         ----------
                                                                                              4,970
                                                                                         ----------
            REITs - SPECIALIZED (0.4%)
    72,532  HCP, Inc.                                                                         1,537
    28,400  Health Care REIT, Inc.                                                              968
   171,400  Host Hotels & Resorts, Inc.                                                       1,438
    45,600  Plum Creek Timber Co., Inc.                                                       1,358
    36,068  Public Storage                                                                    2,362
    40,700  Ventas, Inc.                                                                      1,215
                                                                                         ----------
                                                                                              8,878
                                                                                         ----------
            SPECIALIZED FINANCE (0.6%)
    96,700  CIT Group, Inc.                                                                     208
    18,500  CME Group, Inc.                                                                   5,756
    20,400  IntercontinentalExchange, Inc.*                                                   2,330
    53,100  Moody's Corp.                                                                     1,399
    40,200  Nasdaq OMX Group, Inc.*                                                             857
    74,100  NYSE Euronext                                                                     2,019
                                                                                         ----------
                                                                                             12,569
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   148,000  Hudson City Bancorp, Inc.                                                         1,967
    95,100  People's United Financial, Inc.                                                   1,430
                                                                                         ----------
                                                                                              3,397
                                                                                         ----------
            Total Financials                                                                302,535
                                                                                         ----------
            HEALTH CARE (13.7%)
            -------------------
            BIOTECHNOLOGY (1.8%)
   280,448  Amgen, Inc.*                                                                     14,847
    80,710  Biogen Idec, Inc.*                                                                3,644
   127,400  Celgene Corp.*                                                                    6,095
    19,500  Cephalon, Inc.*                                                                   1,104
    75,800  Genzyme Corp.*                                                                    4,220
   251,064  Gilead Sciences, Inc.*                                                           11,760
                                                                                         ----------
                                                                                             41,670
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.4%)
    88,036  AmerisourceBergen Corp.                                                      $    1,562
    97,415  Cardinal Health, Inc.                                                             2,976
    76,600  McKesson Corp.                                                                    3,370
    27,600  Patterson Companies, Inc.*                                                          599
                                                                                         ----------
                                                                                              8,507
                                                                                         ----------
            HEALTH CARE EQUIPMENT (2.0%)
   169,800  Baxter International, Inc.                                                        8,993
    67,000  Becton, Dickinson & Co.                                                           4,778
   412,000  Boston Scientific Corp.*                                                          4,178
    26,800  C.R. Bard, Inc.                                                                   1,995
    42,760  Hospira, Inc.*                                                                    1,647
    10,800  Intuitive Surgical, Inc.(g)*                                                      1,767
   309,600  Medtronic, Inc.                                                                  10,802
    94,700  St. Jude Medical, Inc.*                                                           3,892
    65,700  Stryker Corp.                                                                     2,611
    33,300  Varian Medical Systems, Inc.*                                                     1,170
    61,500  Zimmer Holdings, Inc.*                                                            2,620
                                                                                         ----------
                                                                                             44,453
                                                                                         ----------
            HEALTH CARE FACILITIES (0.0%)
   124,300  Tenet Healthcare Corp.*                                                             351
                                                                                         ----------
            HEALTH CARE SERVICES (0.7%)
    28,000  DaVita, Inc.*                                                                     1,385
    74,400  Express Scripts, Inc.*                                                            5,115
    30,100  Laboratory Corp. of America Holdings*                                             2,040
   133,966  Medco Health Solutions, Inc.*                                                     6,110
    41,980  Quest Diagnostics, Inc.                                                           2,369
                                                                                         ----------
                                                                                             17,019
                                                                                         ----------
            HEALTH CARE SUPPLIES (0.1%)
    40,000  DENTSPLY International, Inc.                                                      1,221
                                                                                         ----------
            HEALTH CARE TECHNOLOGY (0.0%)
    51,300  IMS Health, Inc.                                                                    652
                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
    48,523  Life Technologies Corp.*                                                          2,024
    14,400  Millipore Corp.*                                                                  1,011
    32,900  PerkinElmer, Inc.                                                                   573
   117,400  Thermo Fisher Scientific, Inc.*                                                   4,786
    27,700  Waters Corp.*                                                                     1,426
                                                                                         ----------
                                                                                              9,820
                                                                                         ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (1.0%)
   124,700  Aetna, Inc.                                                                  $    3,124
    73,100  CIGNA Corp.                                                                       1,761
    40,880  Coventry Health Care, Inc.*                                                         765
    45,100  Humana, Inc.*                                                                     1,455
   329,500  UnitedHealth Group, Inc.                                                          8,231
   134,264  WellPoint, Inc.*                                                                  6,832
                                                                                         ----------
                                                                                             22,168
                                                                                         ----------
            PHARMACEUTICALS (7.3%)
   426,200  Abbott Laboratories                                                              20,048
    83,900  Allergan, Inc.                                                                    3,992
   552,300  Bristol-Myers Squibb Co.                                                         11,217
   280,900  Eli Lilly and Co.                                                                 9,730
    81,700  Forest Laboratories, Inc.*                                                        2,052
   761,700  Johnson & Johnson                                                                43,265
    65,400  King Pharmaceuticals, Inc.*                                                         630
   586,900  Merck & Co., Inc.                                                                16,410
    86,700  Mylan, Inc.(g)*                                                                   1,131
 1,864,220  Pfizer, Inc.(f)                                                                  27,963
   453,100  Schering-Plough Corp.                                                            11,382
    28,800  Watson Pharmaceuticals, Inc.*                                                       970
   371,000  Wyeth                                                                            16,840
                                                                                         ----------
                                                                                            165,630
                                                                                         ----------
            Total Health Care                                                               311,491
                                                                                         ----------
            INDUSTRIALS (9.7%)
            ------------------
            AEROSPACE & DEFENSE (2.7%)
   202,500  Boeing Co.                                                                        8,606
   108,500  General Dynamics Corp.                                                            6,010
    32,600  Goodrich Corp.                                                                    1,629
   208,300  Honeywell International, Inc.                                                     6,541
    48,600  ITT Corp.                                                                         2,163
    32,000  L-3 Communications Holdings, Inc.                                                 2,220
    90,300  Lockheed Martin Corp.                                                             7,283
    90,206  Northrop Grumman Corp.                                                            4,121
    38,300  Precision Castparts Corp.                                                         2,797
   111,600  Raytheon Co.                                                                      4,958
    42,200  Rockwell Collins, Inc.                                                            1,761
   262,500  United Technologies Corp.                                                        13,639
                                                                                         ----------
                                                                                             61,728
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (1.0%)
    47,100  C.H. Robinson Worldwide, Inc.                                                $    2,456
    60,400  Expeditors International of Washington, Inc.                                      2,014
    87,600  FedEx Corp.                                                                       4,873
   274,200  United Parcel Service, Inc. "B"                                                  13,707
                                                                                         ----------
                                                                                             23,050
                                                                                         ----------
            AIRLINES (0.1%)
   199,600  Southwest Airlines Co.                                                            1,343
                                                                                         ----------
            BUILDING PRODUCTS (0.1%)
   100,000  Masco Corp.                                                                         958
                                                                                         ----------
            COMMERCIAL PRINTING (0.0%)
    56,900  R.R. Donnelley & Sons Co.                                                           661
                                                                                         ----------
            CONSTRUCTION & ENGINEERING (0.2%)
    49,400  Fluor Corp.                                                                       2,534
    33,000  Jacobs Engineering Group, Inc.*                                                   1,389
    53,500  Quanta Services, Inc.*                                                            1,237
                                                                                         ----------
                                                                                              5,160
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   168,300  Caterpillar, Inc.                                                                 5,561
    54,500  Cummins, Inc.                                                                     1,919
   116,200  Deere & Co.                                                                       4,642
    39,100  Manitowoc Co., Inc.                                                                 206
   101,700  PACCAR, Inc.                                                                      3,306
                                                                                         ----------
                                                                                             15,634
                                                                                         ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    36,500  Cintas Corp.                                                                        834
    49,200  Iron Mountain, Inc.*                                                              1,414
                                                                                         ----------
                                                                                              2,248
                                                                                         ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    46,000  Cooper Industries, Ltd. "A"                                                       1,428
   208,900  Emerson Electric Co.                                                              6,768
    39,500  Rockwell Automation, Inc.                                                         1,269
                                                                                         ----------
                                                                                              9,465
                                                                                         ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    86,400  Republic Services, Inc.                                                           2,109
    23,000  Stericycle, Inc.*                                                                 1,185
   138,800  Waste Management, Inc.                                                            3,909
                                                                                         ----------
                                                                                              7,203
                                                                                         ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    32,200  Monster Worldwide, Inc.*                                                     $      380
    43,100  Robert Half International, Inc.                                                   1,018
                                                                                         ----------
                                                                                              1,398
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (2.1%)
   193,800  3M Co.                                                                           11,647
 2,928,000  General Electric Co.                                                             34,316
    71,800  Textron, Inc.                                                                       694
                                                                                         ----------
                                                                                             46,657
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.7%)
    70,700  Danaher Corp.                                                                     4,365
    50,600  Dover Corp.                                                                       1,674
    45,300  Eaton Corp.                                                                       2,021
    16,300  Flowserve Corp.                                                                   1,138
   108,800  Illinois Tool Works, Inc.                                                         4,063
    30,100  Pall Corp.                                                                          799
    45,100  Parker-Hannifin Corp.                                                             1,938
                                                                                         ----------
                                                                                             15,998
                                                                                         ----------
            OFFICE SERVICES & SUPPLIES (0.1%)
    28,500  Avery Dennison Corp.                                                                732
    57,200  Pitney Bowes, Inc.                                                                1,254
                                                                                         ----------
                                                                                              1,986
                                                                                         ----------
            RAILROADS (0.9%)
    76,900  Burlington Northern Santa Fe Corp.                                                5,655
   110,100  CSX Corp.                                                                         3,813
   103,600  Norfolk Southern Corp.                                                            3,902
   138,700  Union Pacific Corp.                                                               7,221
                                                                                         ----------
                                                                                             20,591
                                                                                         ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    14,500  Dun & Bradstreet Corp.                                                            1,177
    35,700  Equifax, Inc.                                                                       932
                                                                                         ----------
                                                                                              2,109
                                                                                         ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    36,400  Fastenal Co.(g)                                                                   1,208
    18,100  W.W. Grainger, Inc.                                                               1,482
                                                                                         ----------
                                                                                              2,690
                                                                                         ----------
            TRUCKING (0.0%)
    15,500  Ryder System, Inc.                                                                  433
                                                                                         ----------
            Total Industrials                                                               219,312
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (18.1%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   146,700  Adobe Systems, Inc.*                                                         $    4,152
    61,900  Autodesk, Inc.*                                                                   1,175
    48,300  Citrix Systems, Inc.*                                                             1,540
    77,300  Compuware Corp.*                                                                    530
    90,000  Intuit, Inc.*                                                                     2,535
    27,800  Salesforce.com, Inc.*                                                             1,061
                                                                                         ----------
                                                                                             10,993
                                                                                         ----------
            COMMUNICATIONS EQUIPMENT (2.7%)
    28,942  Ciena Corp.*                                                                        300
 1,597,600  Cisco Systems, Inc.*                                                             29,779
    35,100  Harris Corp.                                                                        995
    59,625  JDS Uniphase Corp.*                                                                 341
   144,200  Juniper Networks, Inc.*                                                           3,403
   628,700  Motorola, Inc.                                                                    4,168
   460,300  QUALCOMM, Inc.                                                                   20,806
   118,800  Tellabs, Inc.*                                                                      681
                                                                                         ----------
                                                                                             60,473
                                                                                         ----------
            COMPUTER HARDWARE (4.8%)
   246,700  Apple, Inc.*                                                                     35,137
   476,600  Dell, Inc.*                                                                       6,544
   659,011  Hewlett-Packard Co.                                                              25,471
   366,000  International Business Machines Corp.                                            38,218
   208,900  Sun Microsystems, Inc.*                                                           1,926
    47,700  Teradata Corp.*                                                                   1,117
                                                                                         ----------
                                                                                            108,413
                                                                                         ----------
            COMPUTER STORAGE & PERIPHERALS (0.6%)
   553,300  EMC Corp.*                                                                        7,248
    21,600  Lexmark International, Inc. "A"*                                                    343
    92,300  NetApp, Inc.*                                                                     1,820
    32,900  QLogic Corp.*                                                                       417
    63,000  SanDisk Corp.*                                                                      926
    61,100  Western Digital Corp.*                                                            1,619
                                                                                         ----------
                                                                                             12,373
                                                                                         ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    27,200  Affiliated Computer Services, Inc. "A"*                                           1,208
   141,400  Automatic Data Processing, Inc.                                                   5,011
    40,400  Computer Sciences Corp.*                                                          1,790
    35,500  Convergys Corp.*                                                                    329
    49,900  Fidelity National Information Services, Inc.                                        996

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    45,000  Fiserv, Inc.*                                                                $    2,057
    19,700  MasterCard, Inc. "A"                                                              3,296
    91,100  Paychex, Inc.                                                                     2,296
    50,155  Total System Services, Inc.                                                         672
   198,612  Western Union Co.                                                                 3,257
                                                                                         ----------
                                                                                             20,912
                                                                                         ----------
            ELECTRONIC COMPONENTS (0.4%)
    48,000  Amphenol Corp. "A"                                                                1,519
   433,600  Corning, Inc.                                                                     6,963
                                                                                         ----------
                                                                                              8,482
                                                                                         ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    96,200  Agilent Technologies, Inc.*                                                       1,954
    39,500  FLIR Systems, Inc.*                                                                 891
                                                                                         ----------
                                                                                              2,845
                                                                                         ----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
    51,500  Jabil Circuit, Inc.                                                                 382
    36,800  Molex, Inc.                                                                         572
                                                                                         ----------
                                                                                                954
                                                                                         ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
    92,000  Electronic Arts, Inc.*                                                            1,998
                                                                                         ----------
            INTERNET SOFTWARE & SERVICES (1.8%)
    46,700  Akamai Technologies, Inc.*                                                          896
   302,300  eBay, Inc.*                                                                       5,178
    66,369  Google, Inc. "A"*                                                                27,981
    54,400  VeriSign, Inc.*                                                                   1,005
   389,200  Yahoo!, Inc.*                                                                     6,095
                                                                                         ----------
                                                                                             41,155
                                                                                         ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    83,100  Cognizant Technology Solutions Corp. "A"*                                         2,219
                                                                                         ----------
            OFFICE ELECTRONICS (0.1%)
   240,100  Xerox Corp.                                                                       1,556
                                                                                         ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
   367,500  Applied Materials, Inc.                                                           4,031
    46,400  KLA-Tencor Corp.                                                                  1,171
    60,700  MEMC Electronic Materials, Inc.*                                                  1,081
    30,400  Novellus Systems, Inc.*                                                             508
    53,300  Teradyne, Inc.*                                                                     366
                                                                                         ----------
                                                                                              7,157
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SEMICONDUCTORS (2.1%)
   152,400  Advanced Micro Devices, Inc.(g)*                                             $      590
    85,300  Altera Corp.                                                                      1,389
    78,300  Analog Devices, Inc.                                                              1,940
   117,850  Broadcom Corp. "A"*                                                               2,922
 1,541,600  Intel Corp.                                                                      25,513
    63,800  Linear Technology Corp.                                                           1,490
   180,300  LSI Corp.*                                                                          822
    51,100  Microchip Technology, Inc.                                                        1,152
   226,600  Micron Technology, Inc.*                                                          1,147
    52,500  National Semiconductor Corp.                                                        659
   147,150  NVIDIA Corp.*                                                                     1,661
   353,200  Texas Instruments, Inc.                                                           7,523
    79,200  Xilinx, Inc.                                                                      1,620
                                                                                         ----------
                                                                                             48,428
                                                                                         ----------
            SYSTEMS SOFTWARE (3.6%)
    51,500  BMC Software, Inc.*                                                               1,740
   106,600  CA, Inc.                                                                          1,858
    41,900  McAfee, Inc.*                                                                     1,768
 2,116,310  Microsoft Corp.(f)                                                               50,305
    87,600  Novell, Inc.*                                                                       397
 1,054,500  Oracle Corp.                                                                     22,587
   229,789  Symantec Corp.*                                                                   3,575
                                                                                         ----------
                                                                                             82,230
                                                                                         ----------
            Total Information Technology                                                    410,188
                                                                                         ----------
            MATERIALS (3.2%)
            ----------------
            ALUMINUM (0.1%)
   268,100  Alcoa, Inc.                                                                       2,769
                                                                                         ----------
            CONSTRUCTION MATERIALS (0.1%)
    32,592  Vulcan Materials Co.(g)                                                           1,405
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.6%)
   300,700  Dow Chemical Co.                                                                  4,853
   253,300  E.I. du Pont de Nemours & Co.                                                     6,489
    20,600  Eastman Chemical Co.                                                                781
    43,800  PPG Industries, Inc.                                                              1,923
                                                                                         ----------
                                                                                             14,046
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.3%)
   114,133  Freeport-McMoRan Copper & Gold, Inc.                                              5,719
    22,800  Titanium Metals Corp.                                                               210
                                                                                         ----------
                                                                                              5,929
                                                                                         ----------

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    13,900  CF Industries Holdings, Inc.                                                 $    1,031
   150,422  Monsanto Co.                                                                     11,182
                                                                                         ----------
                                                                                             12,213
                                                                                         ----------
            FOREST PRODUCTS (0.1%)
    59,008  Weyerhaeuser Co.                                                                  1,796
                                                                                         ----------
            GOLD (0.3%)
   134,500  Newmont Mining Corp.                                                              5,497
                                                                                         ----------
            INDUSTRIAL GASES (0.4%)
    56,900  Air Products & Chemicals, Inc.                                                    3,675
    84,700  Praxair, Inc.                                                                     6,020
                                                                                         ----------
                                                                                              9,695
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.1%)
    26,300  Ball Corp.                                                                        1,187
    45,800  Owens-Illinois, Inc.*                                                             1,283
    34,000  Pactiv Corp.*                                                                       738
                                                                                         ----------
                                                                                              3,208
                                                                                         ----------
            PAPER PACKAGING (0.1%)
    24,700  Bemis Co., Inc.                                                                     622
    42,700  Sealed Air Corp.                                                                    788
                                                                                         ----------
                                                                                              1,410
                                                                                         ----------
            PAPER PRODUCTS (0.1%)
   122,920  International Paper Co.                                                           1,860
    46,411  MeadWestvaco Corp.                                                                  761
                                                                                         ----------
                                                                                              2,621
                                                                                         ----------
            SPECIALTY CHEMICALS (0.2%)
    47,300  Ecolab, Inc.                                                                      1,844
    21,200  International Flavors & Fragrances, Inc.                                            694
    34,800  Sigma-Aldrich Corp.                                                               1,725
                                                                                         ----------
                                                                                              4,263
                                                                                         ----------
            STEEL (0.3%)
    32,200  AK Steel Holding Corp.                                                              618
    27,100  Allegheny Technologies, Inc.                                                        947
    87,100  Nucor Corp.                                                                       3,870
    39,100  United States Steel Corp.                                                         1,397
                                                                                         ----------
                                                                                              6,832
                                                                                         ----------
            Total Materials                                                                  71,684
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (3.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
 1,630,646  AT&T, Inc.(f)                                                                $   40,505
    30,300  CenturyTel, Inc.                                                                    930
    37,821  Embarq Corp.                                                                      1,591
    82,200  Frontier Communications Corp.                                                       587
   420,100  Qwest Communications International, Inc.(g)                                       1,744
   789,060  Verizon Communications, Inc.                                                     24,248
   119,531  Windstream Corp.                                                                    999
                                                                                         ----------
                                                                                             70,604
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   112,400  American Tower Corp. "A"*                                                         3,544
    70,100  MetroPCS Communications, Inc.*                                                      933
   793,639  Sprint Nextel Corp.*                                                              3,817
                                                                                         ----------
                                                                                              8,294
                                                                                         ----------
            Total Telecommunication Services                                                 78,898
                                                                                         ----------
            UTILITIES (4.0%)
            ----------------
            ELECTRIC UTILITIES (2.1%)
    49,300  Allegheny Energy, Inc.                                                            1,264
   135,400  American Electric Power Co., Inc.                                                 3,912
    92,500  Edison International                                                              2,910
    55,600  Entergy Corp.                                                                     4,310
   184,300  Exelon Corp.                                                                      9,438
    86,650  FirstEnergy Corp.                                                                 3,357
   114,600  FPL Group, Inc.                                                                   6,516
    43,600  Northeast Utilities                                                                 973
    54,100  Pepco Holdings, Inc.                                                                727
    25,600  Pinnacle West Capital Corp.                                                         772
   101,300  PPL Corp.                                                                         3,339
    76,100  Progress Energy, Inc.                                                             2,879
   219,700  Southern Co.                                                                      6,846
                                                                                         ----------
                                                                                             47,243
                                                                                         ----------
            GAS UTILITIES (0.1%)
    35,200  EQT Corp.                                                                         1,229
    14,700  Nicor, Inc.                                                                         509
    46,500  Questar Corp.                                                                     1,444
                                                                                         ----------
                                                                                              3,182
                                                                                         ----------

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   181,500  AES Corp.*                                                                   $    2,107
    52,200  Constellation Energy Group, Inc.                                                  1,388
   135,221  Dynegy, Inc. "A"*                                                                   307
                                                                                         ----------
                                                                                              3,802
                                                                                         ----------
            MULTI-UTILITIES (1.6%)
    55,300  Ameren Corp.                                                                      1,377
    99,000  CenterPoint Energy, Inc.                                                          1,097
    69,300  CMS Energy Corp.                                                                    837
    78,500  Consolidated Edison, Inc.                                                         2,938
   166,190  Dominion Resources, Inc.                                                          5,554
    42,700  DTE Energy Co.                                                                    1,366
   356,880  Duke Energy Corp.                                                                 5,207
    19,300  Integrys Energy Group, Inc.                                                         579
    84,500  NiSource, Inc.                                                                      985
   102,600  PG&E Corp.                                                                        3,944
   142,000  Public Service Enterprise Group, Inc.                                             4,634
    32,300  SCANA Corp.                                                                       1,049
    69,600  Sempra Energy                                                                     3,454
    52,900  TECO Energy, Inc.                                                                   631
    31,500  Wisconsin Energy Corp.                                                            1,282
   120,500  Xcel Energy, Inc.                                                                 2,218
                                                                                         ----------
                                                                                             37,152
                                                                                         ----------
            Total Utilities                                                                  91,379
                                                                                         ----------
            Total Common Stocks (cost: $2,560,821)                                        2,228,420
                                                                                         ----------
            MONEY MARKET INSTRUMENTS (1.7%)
            MONEY MARKET FUND (1.4%)
31,977,561  Northern Institutional Funds - Diversified Assets Portfolio, 0.20%(a),(d)        31,978
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
            U.S.TREASURY BILLS (0.3%)
    $6,470  0.27%, 11/19/2009(b),(e)                                                          6,463
                                                                                         ----------
            Total Money Market Instruments (cost: $38,441)                                   38,441
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (1.0%)
            MONEY MARKET FUNDS (0.4%)
    42,500  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.52%(a)              $       42
 8,873,519  BlackRock Provident Liquidity Temp Fund, 0.45%(a)                                 8,874
                                                                                         ----------
            Total Money Market Funds                                                          8,916
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.6%)
   $ 3,300  Credit Suisse First Boston LLC, 0.09%, acquired on 6/30/2009 and due 7/01/2009 at $3,300 (collateralized by $2,728 of Freddie Mac(i),
             0.94%, due 8/05/2011 and $640 of Freddie Mac(i), 0.18%(h),
             due 9/03/2009; combined market value $3,367)                                     3,300
    10,100  Deutsche Bank Securities, Inc., 0.08%, acquired on 6/30/2009 and due 7/01/2009 at $10,100 (collateralized by $9,442 of Fannie Mae(i),
             5.00%, due 5/11/2017; market value $10,303)                                     10,100
                                                                                         ----------
            Total Repurchase Agreements                                                      13,400
                                                                                         ----------
            Total Short-Term Investments Purchased With Cash Collateral
             From Securities Loaned (cost: $22,316)                                          22,316
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,621,578)                                         $2,289,177
                                                                                         ==========

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2009.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
        (NTI), which is the subadviser of the Fund.

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

    (e) Security with a value of $6,463,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2009, as shown in the following table:

                                                                          VALUE AT
                                                                 -----------------------------      UNREALIZED
TYPE OF FUTURE       EXPIRATION       CONTRACTS     POSITION     TRADE DATE      JUNE 30, 2009     DEPRECIATION
---------------------------------------------------------------------------------------------------------------
S&P 500
 Index Futures   September 18, 2009      171          Long       $40,134,000      $39,137,000       $(997,000)

    (g) The security or a portion thereof was out on loan as of June 30, 2009.

    (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (i) Securities issued by government-sponsored enterprises (GSEs) are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities on
     loan of $18,291) (cost of $2,621,578)                                      $2,289,177
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                               174
        Nonaffiliated transactions                                                   1,485
     USAA Investment Management Company (Note 7D)                                      143
     Dividends and interest                                                          3,062
     Securities sold                                                                 1,922
     Other                                                                             390
                                                                                ----------
        Total assets                                                             2,296,353
                                                                                ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                               22,333
     Securities purchased                                                            3,855
     Capital shares redeemed                                                           875
     Bank overdraft                                                                     10
  Variation margin on futures contracts                                                244
  Accrued management fees                                                              200
  Accrued transfer agent's fees                                                         57
  Other accrued expenses and payables                                                  111
                                                                                ----------
        Total liabilities                                                           27,685
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $2,268,668
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $2,924,019
  Accumulated undistributed net investment income                                      429
  Accumulated net realized loss on investments and futures transactions           (322,382)
  Net unrealized depreciation of investments and futures contracts                (333,398)
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $2,268,668
                                                                                ==========
  Net asset value, redemption price, and offering price per share:

     Member Shares (net assets of $1,520,799/110,418 shares outstanding)        $    13.77
                                                                                ==========
     Reward Shares (net assets of $747,869/54,294 shares outstanding)           $    13.77
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                              $ 26,308
  Interest                                                                     53
  Other (Note 7B)                                                               2
  Securities lending (net)                                                    781
                                                                         --------
        Total income                                                       27,144
                                                                         --------
EXPENSES
  Management fees                                                           1,015
  Administration and servicing fees:
     Member Shares                                                            411
     Reward Shares                                                            198
  Transfer agent's fees:
     Member Shares                                                          1,625
     Reward Shares                                                            204
  Custody and accounting fees:
     Member Shares                                                             10
     Reward Shares                                                              4
  Postage:
     Member Shares                                                            114
     Reward Shares                                                              4
  Shareholder reporting fees:
     Member Shares                                                             41
     Reward Shares                                                              1
  Trustees' fees                                                                5
  Registration:
     Member Shares                                                             22
     Reward Shares                                                             15
  Professional fees                                                            85
  Other                                                                        37
                                                                         --------
        Total expenses                                                      3,791
  Expenses reimbursed:
     Member Shares                                                         (1,273)
     Reward Shares                                                           (500)
                                                                         --------
        Net expenses                                                        2,018
                                                                         --------
NET INVESTMENT INCOME                                                      25,126
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments                                                          (20,097)
     Futures transactions                                                   3,412
  Change in net unrealized appreciation/depreciation of:
     Investments                                                           61,717
     Futures contracts                                                     (1,488)
                                                                         --------
        Net realized and unrealized gain                                   43,544
                                                                         --------
  Increase in net assets resulting from operations                       $ 68,670
                                                                         ========

See accompanying notes to financial statements.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and year ended December 31,
2008

--------------------------------------------------------------------------------

                                                                       6/30/2009        12/31/2008
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                               $   25,126       $    61,195
  Net realized loss on investments                                       (20,097)          (33,952)
  Net realized gain (loss) on futures transactions                         3,412           (16,609)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                          61,717        (1,270,782)
     Futures contracts                                                    (1,488)              345
                                                                      ----------------------------
     Increase (decrease) in net assets resulting from operations          68,670        (1,259,803)
                                                                      ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Member Shares                                                       (16,262)          (40,782)
     Reward Shares                                                        (8,435)          (20,716)
                                                                      ----------------------------
        Total distributions of net investment income                     (24,697)          (61,498)
                                                                      ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Member Shares                                                           44,910            26,735
  Reward Shares                                                           35,875            82,958
                                                                      ----------------------------
        Total net increase in net assets from capital
           share transactions                                             80,785           109,693
                                                                      ----------------------------
  Capital contribution from USAA Transfer
     Agency Company:
     Reward Shares                                                             -               101
                                                                      ----------------------------
  Net increase (decrease) in net assets                                  124,758        (1,211,507)
NET ASSETS
  Beginning of period                                                  2,143,910         3,355,417
                                                                      ----------------------------
  End of period                                                       $2,268,668       $ 2,143,910
                                                                      ============================
Accumulated undistributed net investment income:
  End of period                                                       $      429       $         -
                                                                      ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                       OTHER SIGNIFICANT            SIGNIFICANT
                                   QUOTED PRICES              OBSERVABLE           UNOBSERVABLE
INVESTMENTS*                           (LEVEL 1)        INPUTS (LEVEL 2)       INPUTS (LEVEL 3)
-----------------------------------------------------------------------------------------------
Equity Securities                 $2,228,420,000             $         -                    $-
U.S. Treasury Bills                            -               6,463,000                     -
Money Market Funds                    40,894,000                       -                     -
Repurchase Agreements                          -              13,400,000                     -
Other Financial Instruments             (997,000)                      -                     -
-----------------------------------------------------------------------------------------------
Total                             $2,268,317,000             $19,863,000                    $-
-----------------------------------------------------------------------------------------------

   *Refer to the portfolio of investments for a detailed list of the Fund's investments. Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective January 1, 2009, the fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
   (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009 (IN THOUSANDS)

                                     ASSET DERIVATIVES            LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------
                                STATEMENT OF                   STATEMENT OF
DERIVATIVES NOT ACCOUNTED       ASSETS AND                     ASSETS AND
FOR AS HEDGING INSTRUMENTS      LIABILITIES                    LIABILITIES
UNDER STATEMENT 133             LOCATION         FAIR VALUE    LOCATION         FAIR VALUE
------------------------------------------------------------------------------------------
Equity contracts                Net unrealized     $(997)*          -               $-
                                depreciation of
                                investments
                                and futures
                                contracts
------------------------------------------------------------------------------------------

   *Includes cumulative appreciation (depreciation) of futures contracts as reported in notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (IN THOUSANDS)

                                                                      CHANGE IN
DERIVATIVES NOT                                                       UNREALIZED
ACCOUNTED FOR AS                                    REALIZED          APPRECIATION
HEDGING INSTRUMENTS    STATEMENT OF                 GAIN (LOSS)       (DEPRECIATION)
UNDER STATEMENT 133    OPERATIONS LOCATION          ON DERIVATIVES    ON DERIVATIVES
------------------------------------------------------------------------------------
Equity contracts       Net realized gain (loss)        $3,412           $(1,488)
                       on futures transactions/
                       Change in net unrealized
                       appreciation/depreciation
                       of futures contracts
------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2009, the Member Shares and Reward Shares did not incur any bank credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

J. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 18, 2009, which is the date the financial statements were issued, and has included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the Fund paid CAPCO facility fees of $6,000, which represents 5.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had capital loss carryovers of $285,777,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                   ----------------------------------------
                   EXPIRES                        BALANCE
                   ------                      ------------
                    2010                       $213,601,000
                    2011                            344,000
                    2012                          1,474,000
                    2013                         17,856,000
                    2014                         10,601,000
                    2016                         41,901,000
                                               ------------
                                     Total     $285,777,000
                                               ============

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Fund did not incur any income tax,

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2009, were $92,585,000 and $30,568,000, respectively.

As of June 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $404,520,000 and $736,921,000, respectively, resulting in net unrealized depreciation of $332,401,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended June 30, 2009, the Fund received securities-lending income of $781,000, which is net of the 20% income retained by Wachovia. As of June 30, 2009, the Fund loaned securities having a fair market value of approximately $18,291,000 which excludes $18,000 of securities on loan which were sold prior to June 30, 2009. The Fund received cash collateral of $22,333,000 for the loans. Of this amount, $22,316,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $17,000 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                         SIX-MONTH
                                        PERIOD ENDED            YEAR ENDED
                                         6/30/2009              12/31/2008
  -----------------------------------------------------------------------------
                                    SHARES     AMOUNT       SHARES     AMOUNT
                                    -------------------------------------------
  MEMBER SHARES:
  Shares sold                       12,893    $ 163,465     22,870    $ 412,318
  Shares issued from reinvested
   dividends                         1,209       15,581      2,310       39,417
  Shares redeemed                  (10,709)    (134,136)   (23,477)    (425,000)
                                   --------------------------------------------
  Net increase from capital
   share transactions                3,393    $  44,910      1,703    $  26,735
                                   ============================================
  REWARD SHARES:
  Shares sold                        8,314    $ 105,822     14,928    $ 271,076
  Shares issued from reinvested
   dividends                           625        8,075      1,160       19,771
  Shares redeemed                   (6,280)     (78,022)   (11,757)    (207,889)
                                   --------------------------------------------
  Net increase from capital
   share transactions                2,659    $  35,875      4,331    $  82,958
                                   ============================================

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred management fees, paid or payable to the Manager, of $1,015,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $175,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2009, NTI remitted $2,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $411,000 and $198,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2009, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.09%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,258,000 and $492,000, respectively, of which $143,000 in total was receivable from the Manager.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $15,000 and $8,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,625,000 and $204,000, respectively.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of June 30, 2009, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

Fund recorded a receivable for capital shares sold of $174,000 for the Target Funds' purchase of the Fund's Reward Shares. As of June 30, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.1%
USAA Target Retirement 2020 Fund                                        0.3
USAA Target Retirement 2030 Fund                                        0.6
USAA Target Retirement 2040 Fund                                        0.5
USAA Target Retirement 2050 Fund                                        0.1

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED
                                                  JUNE 30,                         YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                      2009          2008          2007          2006          2005          2004
                                                --------------------------------------------------------------------------------
Net asset value at beginning of period          $    13.51    $    21.98    $    21.24    $    18.70    $    18.15    $    16.70
                                                --------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                 .15           .39           .39           .35           .30           .29
 Net realized and unrealized gain (loss)               .26         (8.47)          .74          2.53           .55          1.45
                                                --------------------------------------------------------------------------------
Total from investment operations                       .41         (8.08)         1.13          2.88           .85          1.74
                                                --------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                (.15)         (.39)         (.39)         (.34)         (.30)         (.29)
                                                --------------------------------------------------------------------------------
Net asset value at end of period                $    13.77    $    13.51    $    21.98    $    21.24    $    18.70    $    18.15
                                                ================================================================================
Total return (%)*                                     3.11        (37.13)         5.32(a)      15.54          4.77         10.51
Net assets at end of period (000)               $1,520,799    $1,446,160    $2,315,340    $2,248,677    $2,292,568    $2,230,916
Ratios to average net assets:**
 Expenses (%)(b),(c)                                   .25(d)        .23           .19(a)        .19           .19           .30
 Expenses, excluding reimbursements (%)(c)             .43(d)        .37           .33           .34           .33           .33
 Net investment income (%)                            2.56(d)       2.12          1.76          1.73          1.68          1.71
Portfolio turnover (%)                                   2             3             5             4             6             3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2009, average net assets were
    $1,388,025,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008; and 0.35% from May 1, 2003, through September 30, 2004.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED
                                                     JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                      2009         2008           2007         2006         2005         2004
                                                  ---------------------------------------------------------------------------
Net asset value at beginning of period            $  13.51     $  21.99     $    21.25     $  18.70     $  18.15     $  16.70
                                                  ---------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                 .16          .41            .41          .36          .32          .32
 Net realized and unrealized gain (loss)               .26        (8.48)           .74         2.55          .55         1.44
                                                  ---------------------------------------------------------------------------
Total from investment operations                       .42        (8.07)          1.15         2.91          .87         1.76
                                                  ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                                (.16)        (.41)          (.41)        (.36)        (.32)        (.31)
                                                  ---------------------------------------------------------------------------
Net asset value at end of period                  $  13.77     $  13.51     $    21.99     $  21.25     $  18.70     $  18.15
                                                  ===========================================================================
Total return (%)*                                     3.19       (37.07)          5.42(a)     15.71         4.86        10.67
Net assets at end of period (000)                 $747,869     $697,750     $1,040,077     $952,147     $506,999     $478,189
Ratios to average net assets:**
 Expenses (%)(b),(c)                                   .09(d)       .09            .09(a)       .09          .09          .15
 Expenses, excluding reimbursements (%)(c)             .24(d)       .21            .20          .20          .19          .19
 Net investment income (%)                            2.25(d)      2.27           1.86         1.85         1.78         1.88
Portfolio turnover (%)                                   2            3              5            4            6            3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2009, average net assets were
    $671,208,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets. Prior to October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets from May 1, 2002, through September 30, 2004.
(c) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2009 -
                                      JANUARY 1, 2009        JUNE 30, 2009           JUNE 30, 2009
                                      --------------------------------------------------------------
MEMBER SHARES
Actual                                   $1,000.00             $1,031.10                 $1.26

Hypothetical
 (5% return before expenses)              1,000.00              1,023.55                  1.25

REWARD SHARES
Actual                                    1,000.00              1,031.90                  0.45

Hypothetical
 (5% return before expenses)              1,000.00              1,024.35                  0.45

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.11% for Member Shares and 3.19% for Reward Shares for the six-month period of January 1, 2009, through June 30, 2009.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2009 (unaudited)
--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense universe and its expense group for Member Shares and for Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were above the median of its expense group and below the median of its expense universe for Member Shares and were below the median of its expense group and its expense universe for Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund's Member Shares was above the average of its performance universe and was lower than its Lipper index for the one-year period ended December 31, 2008, was above the average of its performance universe and was equal to its Lipper index for the three-year period ended December 31, 2008, and was above the

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

average of its performance universe and its Lipper index for the five-year period ended December 31, 2008. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 40% of its performance universe for the one-, three-, and five-year periods ended December 31, 2008, and that the percentile performance ranking for the Fund's Reward Shares was in the top 30% of its performance universe for the same periods ended December 31, 2008.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information

================================================================================

64  | USAA S&P 500 INDEX FUND

================================================================================

presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2008, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

66  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            The Northern Trust Company
ACCOUNTING AGENT                         50 S. LaSalle St.
                                         Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
         (8722)                          or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

     USAA
     9800 Fredericksburg Road                                     --------------
     San Antonio, TX 78288                                           PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
28651-0809                                   (C)2009, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.